Share Capital and Reserves	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Share Capital and Reserves

NOTE 11 - Share Capital and Reserves

Authorized Share Capital

Unlimited number of common shares without par value.

Issued Share Capital

In February 2016, the Company completed two private placements totalling 29,931,931 common shares of the Company at a price of $1.00 per share for proceeds totalling $28,308,914, net of cash commissions and expenses of $1,623,017.

In August 2016, the Company issued 532,864 common shares of the Company at a value of $3.15 per share for total value of $1,678,522 pursuant to the additional investment in BMG (Note 6).

In October 2016, the Company completed a private placement totalling 12,036,436 common shares of the Company at $3.17 per share for proceeds of $36,349,109, net of cash commissions and expenses of $1,806,393.

In June 2017, in connection to the acquisition of BMG, the Company issued 9,352,320 common shares at a value of $24,970,694 (Note 6).

Share Purchase Warrants

During the year ended December 31, 2016, the Company issued 7,468,804 common shares in relation to the exercise of 7,468,804 warrants for proceeds of $7,468,804. In addition, 125,444 warrants expired unexercised.

In June 2017, in connection to the acquisition of BMG, the Company issued 218,700 replacement warrants, at a value of $332,551, calculated using the Black-Scholes option pricing model assuming a life expectancy of one month, a risk-free rate of 0.56%, a forfeiture rate of 0%, and volatility of 52% (Note 6). In July 2017, the Company issued 218,700 common shares in relation to the exercise of 218,700 replacement warrants for total proceeds of $251,505 and the fair value of $332,551 attributable to these warrants was transferred from reserves to share capital.

A summary of share purchase warrant activities are as follows:

	Number of	Weighted average
	warrants	exercise price
		$
Outstanding at December 31, 2015	7,594,248	1.00
Exercised	(7,468,804)	1.00
Expired	(125,444)	1.00
Outstanding at December 31, 2016	-	-
Replacement warrants issued	218,700	1.15
Exercised	(218,700)	1.15
Outstanding at December 31, 2017	-	-

Stock Options

The Company has a Stock Option Plan whereby the maximum number of common shares reserved for issue under the plan shall not exceed 10% of the outstanding common shares of the Company, as at the date of the grant. The exercise price of each option granted under the plan may not be less than the Discounted Market Price (as that term is defined in the policies of the TSX). Options may be granted for a maximum term of five years from the date of the grant, are non-transferable and expire within 90 days of termination of employment, consulting arrangement or holding office as a director or officer of the Company, are subject to vesting provisions as determined by the Board and, in the case of death, expire within one year thereafter. Upon death, the options may be exercised by legal representation or designated beneficiaries of the holder of the option.

During the year ended December 31, 2016, the Company granted 672,500 stock options with a weighted average exercise price of $2.93 per share, at a fair value of $1,324,521 or $1.97 per option. The Company also issued 3,777,161 common shares in relation to the exercise of 3,777,161 stock options for total proceeds of $3,259,700 and the fair value of $2,602,487 attributable to these stock options was transferred from reserves to share capital. Additionally, 430,400 stock options expired unexercised and 100,000 stock options were cancelled. As a result, the fair value of $507,615 attributable to these stock options was transferred from reserves to deficit.

In June 2017, in connection to the acquisition of BMG, the Company issued 153,089 replacement options with a weighted average exercise price of $1.67 per share, at a fair value of $243,955 (Note 6).

During the year ended December 31, 2017, the Company issued 2,448,916 common shares in relation to the exercise of 2,448,916 stock options (including 87,477 replacement options) for total proceeds of $2,245,788 and the fair value of $1,782,269 attributable to these stock options was transferred from reserves to share capital. Additionally, 105,612 stock options (including 65,612 replacement options) expired unexercised and the fair value of $183,406 attributable to these stock options was transferred from reserves to deficit. In addition, during the year ended December 31, 2017, the Company granted a total of 3,465,140 stock options as follows:

  325,000 stock options with an exercise price of $2.24 per share vested immediately with a fair value of $420,329, or $1.29 per option.

  2,455,540 stock options with an exercise price of $2.12 per share vest one-third immediately, one-third on January 2, 2018, and one-third on January 2, 2019, with a fair value of $3,010,246 ($1.23 per option) of which $2,287,670 was expensed.

  84,600 stock options with an exercise price of $2.12 per share vested immediately with a fair value of $47,672, or $0.56 per option.

  600,000 stock options with an exercise price of $2.25 per share vest one-third immediately and one-third every year thereafter, with a fair value of $786,240 ($1.31 per option) of which $380,554 was expensed.

The fair value of options granted is estimated on the grant date using the Black-Scholes option pricing model using the following weighted average variables:

	For the year ended December 31,
	2017	2016
Risk-free interest rate	1.53%	0.60%
Expected option life in years	4.90 years	4.72 years
Expected stock price volatility	70%	78%
Expected dividend rate	0%	0%

A summary of stock options activities are as follows:

	Number of	Weighted average
	options	exercise price
		$
Outstanding at December 31, 2015	11,823,000	0.84
Granted	672,500	2.93
Expired	(430,400)	1.28
Cancelled	(100,000)	0.73
Exercised	(3,777,161)	0.86
Outstanding at December 31, 2016	8,187,939	0.98
Granted	3,465,140	2.15
Expired	(105,612)	2.57
Exercised	(2,448,916)	0.92
Replacement options issued	153,089	1.67
Outstanding at December 31, 2017	9,251,640	1.43

A summary of the stock options outstanding and exercisable at December 31, 2017 is as follows:

Exercise	Number	Number
Price	Outstanding	Exercisable	Expiry Date
$
0.79*	1,287,000	1,287,000	March 18, 2018
0.76	787,000	787,000	May 23, 2018
2.12	84,600	84,600	August 1, 2018
0.77	745,000	745,000	September 12, 2019
0.73	2,350,000	2,350,000	November 27, 2020
2.14	110,000	110,000	June 21, 2021
3.16	507,500	507,500	September 29, 2021
2.24	325,000	325,000	June 1, 2022
2.12	2,455,540	818,513	August 1, 2022
2.25	600,000	200,000	September 12, 2022
	9,251,640	7,214,613

* exercised subsequent to December 31, 2017 (Note 19)

The stock option reserves record items recognized as share-based compensation expense until such time that the stock options are exercised, at which time the corresponding amount will be transferred to share capital. If vested options expire unexercised or are forfeited, the amount recorded is transferred to deficit.

Restricted Share Unit Award Plan

In 2017, the Company adopted a Restricted Share Unit Award Plan (“RSU Plan”) whereby the maximum number of common shares reserved for issue under the RSU Plan shall not exceed 5,000,000 common shares of the Company. In addition, the aggregate number of common shares issuable pursuant to the RSU Plan combined with all of the Company’s other security-based compensation arrangements, including the Company’s Stock Option Plan, shall not exceed 10% of the Company’s outstanding shares. During the year ended December 31, 2017, the Company did not grant any restricted share unit awards.